Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 22, 2023
Entity Registrant Name	dei_EntityRegistrantName	World Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 22, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective on January 2, 2024, the name of the Cboe Vest VI Funds’ investment adviser will change from Cboe Vest Financial, LLC to Vest Financial, LLC (the “Adviser”). In connection with this change, the Board of Trustees of the World Funds Trust approved name changes for each of the Cboe Vest VI Funds as listed in the table below, effective as of January 2, 2024.

Current Fund Name	New Fund Name
Cboe Vest US Large Cap 10% Buffer Strategies VI Fund	Vest US Large Cap 10% Buffer Strategies VI Fund
Cboe Vest US Large Cap 20% Buffer Strategies VI Fund	Vest US Large Cap 20% Buffer Strategies VI Fund

These name changes will not result in any changes to the ownership structure of the Adviser, the portfolio managers to the Cboe Vest VI Funds, or the investment objectives or investment strategies of the Cboe Vest VI Funds. All references to the Adviser and the Cboe Vest VI Funds in the prospectus, summary prospectuses and Statement of Additional Information are hereby updated to reflect the name changes.

* * * * *

If you have questions or need assistance, please contact your financial advisor directly or the Cboe Vest VI Funds toll-free at 1-855-505-VEST (8378).

This Supplement and the existing Prospectus, Summary Prospectuses and Statement of Additional Information (SAI) provide relevant information for all shareholders and should be retained for future reference. The Prospectus, Summary Prospectuses and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Cboe Vest VI Funds toll-free at 1-855-505-VEST (8378).